Oct. 12, 2018
Yorktown Short Term Bond Fund

SUPPLEMENT

dated October 12, 2018 to the

Summary Prospectus

dated May 31, 2018 for

Yorktown Short Term Bond Fund and the

STATUTORY PROSPECTUS

dated May 31, 2018 for

The Yorktown Funds

(Class A, Class L and Institutional Class Shares)

Effective October 12, 2018, the primary benchmark for the Yorktown Short Term Bond Fund will be the ICE BofAML U.S. Corporate & Government, 1-3 Years Index. The Summary and Statutory Prospectuses of the Yorktown Funds are hereby amended to reflect the following information:

The section appearing under the heading "Section 1 – Fund Summaries – Yorktown Short Term Bond Fund – The Fund's Past Performance – Average Annual Total Returns for the Fund" on page 5 of the Summary Prospectus and page 23 of the Statutory Prospectus is hereby replaced in its entirety as follows:

"Average Annual Total Returns for the Fund

(for the periods ended December 31, 2017)

	One Year	Five Years	Ten Years
Return Before Taxes – Class A Shares (APIMX)	2.35%	0.29%	-1.45%
Return After-Taxes on Distributions (1)	1.11%	-1.20%	-2.36%
Return After-Taxes on Distributions and Sale of Fund Shares (1)	1.32%	-0.46%	-1.43%
Bloomberg Barclays U.S. Aggregate Index (2), (3)
(reflects no deductions for fees, expenses or taxes)	3.54%	2.10%	4.01%
ICE BofAML U.S. Corporate & Government, 1-3 Years Index (3)
(reflects no deductions for fees, expenses or taxes)	0.86%	0.86%	1.86%

	One Year	Five Years	Ten Years
Return Before Taxes - Class L Shares(AFMMX)	3.67%	0.48%	-1.85%

	One Year	Five Years	Inception 5/31/2013
Return Before Taxes – Institutional Class Shares (APIBX)	4.69%	N/A	1.91%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-Tax Returns are shown for only Class A Shares. After-tax returns for Class L and Institutional Class Shares will vary.

(2)	The Bloomberg Barclays U.S. Aggregate Index is an index comprised of approximately 6,000 publicly traded bonds including U.S. govt, mortgage-backed, corporate and Yankee bonds with an average maturity of approximately 10 years. The index is weighted by the market value of the bonds included in the index. This Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, govt-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-through), ABS, and CMBS. This index represents asset types which are subject to risk, including loss of principal.

(3)	Effective October 12, 2018, the Fund's primary benchmark index was changed from the Bloomberg Barclays U.S. Aggregate Index to the ICE BofAML U.S. Corporate & Government, 1-3 Years Index because the adviser has determined that the ICE BofAML U.S. Corporate & Government, 1-3 Years Index more closely aligns with the investment strategies of the Fund. The ICE BofAML U.S. Corporate & Government, 1-3 Years Index covers the U.S. investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 3 years."